Average Annual Total Returns - Voya Government Money Market Fund	Class A 1 Yr	Class A 5 Yrs	Class A 10 Yrs	Class A Since Inception	Class A Inception Date	Class C 1 Yr	Class C 5 Yrs	Class C 10 Yrs	Class C Since Inception	Class C Inception Date	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class W 1 Yr	Class W 5 Yrs	Class W 10 Yrs	Class W Since Inception	Class W Inception Date
Total	0.28%	0.80%	0.41%		Apr. 15, 2094	(0.92%)	0.31%		0.18%	Jul. 29, 2011	0.30%	0.80%	0.41%		Jan. 03, 2092	0.28%	0.80%	0.41%		Jul. 29, 2011